CAPITAL DISCLOSURES AND FINANCIAL RISK (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CAPITAL DISCLOSURES AND FINANCIAL RISK
Denominated percentages of expenses	91.00%	97.00%	97.00%